Equipment and Vehicles, Net	12 Months Ended
Jun. 30, 2020
Property, Plant and Equipment [Abstract]
EQUIPMENT AND VEHICLES, NET

NOTE 5 – EQUIPMENT AND VEHICLES, NET

Property, plant and equipment consisted of the following as of June 30, 2020 and 2019:

	2020	2019
Office Equipment	$9,732	$10,022
Electronic Equipment	64,897	65,194
Motor Vehicles	52,710	54,280
Total property, plant and equipment, at cost	127,339	129,496
Less: accumulated depreciation	(74,297)	(59,275)
Property, plant and equipment, net	$53,042	$70,221

As of June 30, 2020 and 2019, there was not any pledged property, plant or equipment. The Company recorded depreciation expense of $16,856 and $18,165 during the fiscal years ended June 30, 2020 and 2019, respectively.